Post-employment benefits - Summary of Sensitivity Analysis for Funded Plans (Details) - Funded - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Discount rates
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis, basis point increase	0.25%
Sensitivity analysis, basis point decrease	0.25%
Increase of 25 basis points	$ (763)	$ (682)
Decrease of 25 basis points	$ 826	738
Expected rates of salary increases
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis, basis point increase	0.25%
Sensitivity analysis, basis point decrease	0.25%
Increase of 25 basis points	$ 262	140
Decrease of 25 basis points	$ (261)	(137)
Interest rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis, basis point increase	0.25%
Sensitivity analysis, basis point decrease	0.25%
Increase of 25 basis points	$ 265	231
Decrease of 25 basis points	$ (258)	(226)
Inflation
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis, basis point increase	0.25%
Sensitivity analysis, basis point decrease	0.25%
Increase of 25 basis points	$ (46)	(19)
Decrease of 25 basis points	$ 48	18
Life expectancy
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis, period increase	1 year
Sensitivity analysis, period decrease	1 year
Increase of 25 basis points	$ 182	170
Decrease of 25 basis points	$ (182)	$ (171)